Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR S&P Dividend ETF
(the “Fund”)
Supplement dated August 1, 2023 to the Prospectus and Summary Prospectus,
each dated October 31, 2022, as may be supplemented from time to time
The Fund seeks to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”). Effective after market close on July 31, 2023, the Index’s methodology was updated to reflect the addition of a constraint related to how the Index is weighted. As a result, effective immediately, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 144 of the Prospectus and beginning on page 1 of the Summary Prospectus is replaced with the following:
The Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500® Index (the “Parent Index”) constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years. To be eligible for inclusion in the Index, stocks must meet minimum float-adjusted market capitalization and liquidity requirements. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share), subject to the following constraints: (i) no stock can have a weight greater than 4% in the Index; (ii) no stock can have a weight greater than 30 times its weight in the Parent Index; and (iii) no stock can have a weight greater than the ratio of its three-month average daily value traded divided by $2 billion. The Index components are reviewed annually in January for continued inclusion in the Index and re‑weighted quarterly after the closing of the last business day of January, April, July and October. If between annual reviews the Index Provider (as defined below) determines, based on publicly available information, that an Index constituent has omitted a scheduled dividend payment, announced it will cease paying dividends for an undetermined period, or announced a reduced dividend amount and will no longer qualify for the Index at the subsequent reconstitution, the Index constituent will be removed from the index effective prior to the open of the first business day of the following month. As of July 31, 2023, the Index comprised 121 stocks.

SPDR(R) S&P(R) Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR S&P Dividend ETF
(the “Fund”)
Supplement dated August 1, 2023 to the Prospectus and Summary Prospectus,
each dated October 31, 2022, as may be supplemented from time to time
The Fund seeks to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”). Effective after market close on July 31, 2023, the Index’s methodology was updated to reflect the addition of a constraint related to how the Index is weighted. As a result, effective immediately, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 144 of the Prospectus and beginning on page 1 of the Summary Prospectus is replaced with the following:
The Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500® Index (the “Parent Index”) constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years. To be eligible for inclusion in the Index, stocks must meet minimum float-adjusted market capitalization and liquidity requirements. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share), subject to the following constraints: (i) no stock can have a weight greater than 4% in the Index; (ii) no stock can have a weight greater than 30 times its weight in the Parent Index; and (iii) no stock can have a weight greater than the ratio of its three-month average daily value traded divided by $2 billion. The Index components are reviewed annually in January for continued inclusion in the Index and re‑weighted quarterly after the closing of the last business day of January, April, July and October. If between annual reviews the Index Provider (as defined below) determines, based on publicly available information, that an Index constituent has omitted a scheduled dividend payment, announced it will cease paying dividends for an undetermined period, or announced a reduced dividend amount and will no longer qualify for the Index at the subsequent reconstitution, the Index constituent will be removed from the index effective prior to the open of the first business day of the following month. As of July 31, 2023, the Index comprised 121 stocks.